UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Cantor Weiss & Wurm Asset Mgt. Co., Inc.
Address:  880 Third Avenue, New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul S. Cantor
Title:    President
Phone:    212-350-7272

Signature, Place, and Date of Signing:

      /s/ Paul S. Cantor            New York, NY               05/01/06
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           90

Form 13F Information Table Value Total:    $   97729
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     2501    33045 SH       SOLE                                      33045
ABBOTT LABORATORIES            COM              002824100      212     5003 SH       SOLE                                       5003
AIR PRODUCTS & CHEMICALS INC   COM              009158106      215     3200 SH       SOLE                                       3200
AMDOCS LIMITED                 COM              G02602103     2014    55850 SH       SOLE                                      55850
BARRICK GOLD CORP              COM              067901108     1602    58815 SH       SOLE                                      58815
BOSTON SCIENTIFIC CORP         COM              101137107     1769    76725 SH       SOLE                                      76725
CALGON CARBON CORP             COM              129603106      245    39800 SH       SOLE                                      39800
CAPITAL GOLD CORPORATION       COM              14018Y106      104   282125 SH       SOLE                                     282125
CEDAR FAIR L.P. DEP RCPTS REP  COM              150185106     1961    67040 SH       SOLE                                      67040
CHESAPEAKE ENERGY CORP         COM              165167107     3123    99425 SH       SOLE                                      99425
CHEVRON CORPORATION            COM              166764100     1787    30818 SH       SOLE                                      30818
CIMAREX ENERGY CO              COM              171798101      519    12000 SH       SOLE                                      12000
CITIGROUP INC                  COM              172967101      874    18506 SH       SOLE                                      18506
COEUR D ALENE MINES CORP       COM              192108108      184    28000 SH       SOLE                                      28000
COMMERCE BANCORP INC-N.J.      COM              200519106     1774    48400 SH       SOLE                                      48400
CONOCOPHILLIPS                 COM              20825C104      562     8900 SH       SOLE                                       8900
COOPER INDUSTRIES LTD          COM              g24182100     1158    13325 SH       SOLE                                      13325
CRESCENT REAL ESTATE EQUITIES  COM              225756105     2091    99250 SH       SOLE                                      99250
DEVON ENERGY CORPORATION NEW   COM              25179M103      520     8502 SH       SOLE                                       8502
DNAPRINT GENOMICS INC          COM              23324Q202        1    37500 SH       SOLE                                      37500
ENERGY PARTNERS LTD            COM              29270U105      443    18800 SH       SOLE                                      18800
ENTERPRISE PRODUCTS PARTNERS   COM              293792107     1954    79160 SH       SOLE                                      79160
ESAT INC                       COM              296054109        0   200000 SH       SOLE                                     200000
EXXON MOBIL CORP               COM              30231G102     3417    56141 SH       SOLE                                      56141
FREEPORT MCMORAN COPPER &      COM              35671D857     2642    44200 SH       SOLE                                      44200
FUELCELL ENERGY INC            COM              35952H106      304    26500 SH       SOLE                                      26500
GENERAL ELECTRIC CO            COM              369604103     4760   136863 SH       SOLE                                     136863
GENERAL MILLS INC              COM              370334104     2075    40950 SH       SOLE                                      40950
GLOBAL INDUSTRIES LTD          COM              379336100     2157   148850 SH       SOLE                                     148850
GOLDEN OCEAN GROUP LIMITED YNO COM              B04X7M5         14    30000 SH       SOLE                                      30000
HEALTHTRAC INC                 COM              42226R100        0    96000 SH       SOLE                                      96000
INGERSOLL RAND CO LTD      CL  COM              G4776G101     2305    55150 SH       SOLE                                      55150
INTEL CORP                     COM              458140100      232    12000 SH       SOLE                                      12000
INTERNAP NETWORK SVCS CORP     COM              45885A102       23    24300 SH       SOLE                                      24300
INTERNATIONAL BUSINESS         COM              459200101      235     2850 SH       SOLE                                       2850
J P MORGAN CHASE & CO          COM              46625H100     2027    48691 SH       SOLE                                      48691
JOHNSON & JOHNSON              COM              478160104     2725    46018 SH       SOLE                                      46018
K-SEA TRANSPORTATION PARTNERS  COM              48268Y101      280     8350 SH       SOLE                                       8350
KINDER MORGAN ENERGY PARTNERS  COM              494550106     2033    42200 SH       SOLE                                      42200
KINROSS GOLD CORP          NEW COM              496902404      809    74050 SH       SOLE                                      74050
LUCENT TECHNOLOGIES INC        COM              549463107       47    15557 SH       SOLE                                      15557
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106      495    15050 SH       SOLE                                      15050
MASSEY ENERGY CORP             COM              576206106     3185    88300 SH       SOLE                                      88300
MAVERICK TUBE CORP             COM              577914104     1352    25510 SH       SOLE                                      25510
MEDTRONIC INC                  COM              585055106     2420    47675 SH       SOLE                                      47675
MICROSOFT CORP                 COM              594918104     2043    75081 SH       SOLE                                      75081
MOTOROLA INC                   COM              620076109      417    18220 SH       SOLE                                      18220
NATIONAL-OILWELL VARCO INC     COM              637071101      632     9850 SH       SOLE                                       9850
NATURAL RESOURCE PARTNERS L P  COM              63900P103     1646    31180 SH       SOLE                                      31180
NEWMONT MINING HOLDING CO NEW  COM              651639106     2275    43850 SH       SOLE                                      43850
NOKIA CORPORATION SPONSORED AD COM              654902204     2180   105200 SH       SOLE                                     105200
NORTHERN BORDER PARTNERS LP    COM              664785102     1218    25415 SH       SOLE                                      25415
OCEANEERING INTERNATIONAL INC  COM              675232102     1127    19677 SH       SOLE                                      19677
OIL SVC HOLDRS TR              COM              678002106      373     2540 SH       SOLE                                       2540
OVERSEAS SHIPHOLDING GROUP INC COM              690368105      352     7350 SH       SOLE                                       7350
PAN AMERICAN SILVER CORP       COM              697900108      236     9300 SH       SOLE                                       9300
PEPSICO INC                    COM              713448108      237     4100 SH       SOLE                                       4100
PFIZER INC                     COM              717081103      353    14167 SH       SOLE                                      14167
PITNEY BOWES INC               COM              724479100      258     6021 SH       SOLE                                       6021
PRIDE INTERNATIONAL INC DEL    COM              74153Q102     2512    80550 SH       SOLE                                      80550
PRO NET LINK CORP              COM              74266F100        0    21000 SH       SOLE                                      21000
PROCTER & GAMBLE CO            COM              742718109      620    10763 SH       SOLE                                      10763
ROWAN COMPANIES INC            COM              779382100      776    17650 SH       SOLE                                      17650
SABRE HOLDINGS CORP CL A       COM              785905100     1648    70050 SH       SOLE                                      70050
SCANA CORPORATION              COM              80589M102      942    24000 SH       SOLE                                      24000
SCHERING PLOUGH CORP           COM              806605101      190    10000 SH       SOLE                                      10000
SCHLUMBERGER LTD               COM              806857108     3058    24160 SH       SOLE                                      24160
SECTOR SPDR TRUST              COM              81369Y209      390    12200 SH       SOLE                                      12200
SMITH INTERNATIONAL INC-W/RTS  COM              832110100      824    21150 SH       SOLE                                      21150
SONIC FOUNDRY INC              COM              83545R108       29    15400 SH       SOLE                                      15400
SYMBOL TECHNOLOGIES INC        COM              871508107      127    12000 SH       SOLE                                      12000
TELECOM HOLDRS TR              COM              87927p200      202     6700 SH       SOLE                                       6700
TELETEK INC NEW                COM              879905404        0    39500 SH       SOLE                                      39500
TIME WARNER INC                COM              887317105      187    11148 SH       SOLE                                      11148
TMM INC NEW                    COM              87258Q108       13   750000 SH       SOLE                                     750000
TRANSOCEAN INC                 COM              G90078109     1560    19425 SH       SOLE                                      19425
VERIZON COMMUNICATIONS         COM              92343V104     2341    68731 SH       SOLE                                      68731
WEATHERFORD INTERNATIONAL  LTD COM              G95089101     1983    43350 SH       SOLE                                      43350
WIRELESS FRONTIER INTERNET INC COM              97654A102        0    12000 SH       SOLE                                      12000
ALBERTSONS INC                 CP               013104203     1328    52900 SH       SOLE                                      52900
CHUBB CORPORATION              CP               171232507      359    10550 SH       SOLE                                      10550
DOMINION RESOURCES INC VA NEW  CP               25746U406      408     8050 SH       SOLE                                       8050
LEHMAN BROS HLDGS INC CONV PFD CP               524908563      832    31415 SH       SOLE                                      31415
SCHERING PLOUGH CORP           CP               806605606     1853    36500 SH       SOLE                                      36500
SIX FLAGS INC                  CP               83001P505      993    42175 SH       SOLE                                      42175
XL CAPITAL LTD             6.5 CP               G98255402     1359    61250 SH       SOLE                                      61250
FRANKLIN TEMPLETON FUNDS    NE MF               354130106      170 14403.5620SH      SOLE                                 14403.5620
NUVEEN NEW YORK INVESTMENT     MF               67062X101      177 12372.0000SH      SOLE                                 12372.0000
NUVEEN NY MUNICIPAL VALUE FUND MF               67062M105      135 14182.0000SH      SOLE                                 14182.0000
ROCHESTER PORTFOLIO SERIES  LT MF               771740404      214 63565.7510SH      SOLE                                 63565.7510